Dreyfus Investment Funds

- Dreyfus Diversified Emerging Markets Fund

Incorporated herein by reference on behalf of the Funds is a Supplement to the Summary Prospectus dated March 17, 2014 and the Statutory Prospectus dated January 31, 2014, as revised March 17, 2014 filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on October 31, 2014 (SEC Accession No. 0001057861-14-000012).